Subsidiaries	6 Months Ended
Dec. 31, 2019
Subsidiaries
Subsidiaries

32         Subsidiaries

The following companies are the subsidiary undertakings of the Company as of 31 December 2019:

		% of ownership
Subsidiaries	Principal activity	interest
Red Football Finance Limited*	Finance company	100
Red Football Holdings Limited*	Holding company	100
Red Football Shareholder Limited	Holding company	100
Red Football Joint Venture Limited	Holding company	100
Red Football Limited	Holding company	100
Red Football Junior Limited	Holding company	100
Manchester United Limited	Holding company	100
Alderley Urban Investments Limited	Property investment	100
Manchester United Commercial Enterprises (Ireland) Limited	Dormant company	100
Manchester United Football Club Limited	Professional football club	100
Manchester United Women’s Football Club Limited	Professional football club	100
Manchester United Interactive Limited	Dormant company	100
MU 099 Limited	Dormant company	100
MU Commercial Holdings Limited	Holding company	100
MU Commercial Holdings Junior Limited	Holding company	100
MU Finance Limited	Dormant company	100
MU RAML Limited	Retail and licensing company	100
MUTV Limited	Media company	100
RAML USA LLC	Retail company	100

*     Direct investment of Manchester United plc, others are held by subsidiary undertakings.

All of the above are incorporated and operate in England and Wales, with the exception of Red Football Finance Limited which is incorporated and operates in the Cayman Islands, Manchester United Commercial Enterprises (Ireland) Limited which is incorporated in Ireland, and RAML USA LLC which is incorporated in the United States.